Stock-Based Compensation (Details) - Schedule of Stock-Based Compensation Expense - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Stock-Based Compensation Expense [Line Items]
Stock based compensation expense	$ 544,375	$ 195,056
General and administrative [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Stock based compensation expense	59,002	23,650
Operations [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Stock based compensation expense	49,139	14,625
Research and development [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Stock based compensation expense	416,838	152,739
Sales and marketing [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Stock based compensation expense	$ 19,396	$ 4,042